UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2007

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Basix Capital, LLC
Address:  One Montgomery Street, Suite 3300
          San Francisco, CA  94104

Form 13F File Number:    28-11285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Matthew P. Spotswood
Title:    Manager
Phone:    415-248-1021

Signature, Place and Date of Signing:
Matthew P. Spotswood          San Francisco, CA        May 8, 2007
          [Signature]         [City, State]            [Date]

Report Type (Check only one.):

XXX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
___  13F  NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) ___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      41

Form 13F Information Table Value Total:      $140,538 (x 1000)


List of Other Included Managers:

NONE

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

NAME OF ISSUER           TITLE    CUSIP      VALUE       SHARES    INV.    OTH  VOTING
                         OF                  X1000                 DISC.   ER   AUTH
                         CLASS                                             MGR
                                                                                   SOLE
AAR CORP-W/RTS TO PUR    COMMON   000361105  2,795       101,400   Sole         101,400
C/ST
APAC CUSTOMER SERVICES   OTC EQ   00185E106  1,432       305,300   Sole         305,300
INC
ARIBA INC                OTC EQ   04033V203  3,017       321,000   Sole         321,000
ARRIS GROUP INC          OTC EQ   04269Q100  4,400       312,500   Sole         312,500
ASTEC INDUSTRIES INC     OTC EQ   046224101  3,067       76,200    Sole         76,200
ASPEN TECHNOLOGY INC     OTC EQ   045327103  4,423       340,200   Sole         340,200
BELL MICROPRODUCTS INC   OTC EQ   078137106  1,732       270,700   Sole         270,700
GENERAL CABLE CORP-DEL   COMMON   369300108  4,809       90,000    Sole         90,000
BALL CORP                COMMON   058498106  4,516       98,500    Sole         98,500
C-COR.NET CORPORATION    OTC EQ   125010108  4,452       321,200   Sole         321,200
CROWN HOLDINGS INC       COMMON   228368106  3,755       153,500   Sole         153,500
CELANESE CORP SER A      COMMON   150870103  4,574       148,300   Sole         148,300
COTT CORP                COMMON   22163N106  3,342       249,800   Sole         249,800
CONVERGYS CORP           COMMON   212485106  3,024       119,000   Sole         119,000
DYCOM INDUSTRIES INC     COMMON   267475101  2,945       113,000   Sole         113,000
FOUNDRY NETWORKS INC     OTC EQ   35063R100  4,120       303,600   Sole         303,600
GENTEX CORP              OTC EQ   371901109  3,317       204,100   Sole         204,100
INFORMATICA CORPORATION  OTC EQ   45666Q102  3,331       248,000   Sole         248,000
INTER TEL INC            OTC EQ   458372109  3,092       130,800   Sole         130,800
INTERVOICE INC           OTC EQ   461142101  3,074       462,900   Sole         462,900
IRIS INTERNATIONAL INC   OTC EQ   46270W105  3,189       228,600   Sole         228,600
INTERSIL CORPORATION CL  OTC EQ   46069S109  4,159       157,000   Sole         157,000
A
INVITROGEN CORP          OTC EQ   46185R100  4,392       69,000    Sole         69,000
KNIGHT TRANSPORTATION    COMMON   499064103  2,156       121,000   Sole         121,000
INC
LITTLEFUSE INC           OTC EQ   537008104  4,267       105,100   Sole         105,100
MICREL INC.              OTC EQ   594793101  2,149       195,000   Sole         195,000
MILLIPORE CORP           COMMON   601073109  4,638       64,000    Sole         64,000
NUANCE COMMUNICATIONS    OTC EQ   67020Y100  3,794       247,800   Sole         247,800
INC
PACER INTL INC TENN      OTC EQ   69373H106  3,017       112,000   Sole         112,000
PERKINELMER INC          COMMON   714046109  4,810       198,600   Sole         198,600
PLEXUS CORP              OTC EQ   729132100  1,423       83,000    Sole         83,000
PARAMETRIC TECHNOLOGY    OTC EQ   699173209  4,560       240,000   Sole         240,000
CORP
POWER INTEGRATIONS INC   OTC EQ   739276103  3,434       151,600   Sole         151,600
QUANTA SERVICES INC      COMMON   74762E102  3,637       144,200   Sole         144,200
SILICON LABORATORIES INC OTC EQ   826919102  3,172       106,000   Sole         106,000
SYNOPSYS INC             OTC EQ   871607107  4,241       161,700   Sole         161,700
STERLING CONSTRUCTION CO OTC EQ   859241101  1,292       67,800    Sole         67,800
I
THOMAS & BETTS CORP      COMMON   884315102  2,836       58,100    Sole         58,100
URBAN OUTFITTERS INC     OTC EQ   917047102  4,417       166,600   Sole         166,600
IXIA                     OTC EQ   45071R109  1,377       148,100   Sole         148,100
ZEBRA TECHNOLOGIES CORP- OTC EQ   989207105  4,363       113,000   Sole         113,000
CL